Commitments and Contingencies - Commercial Litigation (Details) - Commercial Litigation - TransWeb Corporation $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) patent claim
Loss contingencies
Number of counts jury did not rule in favor of Transweb | claim	1
Number of 3M patents unenforceable due to inequitable conduct | patent	2
Potential loss due to judgment against 3M | $	$ 26